Loans from a Third Parties (Tables)	12 Months Ended
Sep. 30, 2025
Loans from a Third Parties [Abstract]
Schedule of Loans from a Third Parties
	As of September 30,
	2025	2024
	US$	US$
Loans from third parties – current	$23,177	$23,512
Loans from third party – noncurrent	-	-
Total loans from third parties	$23,177	$23,512